Future Minimum Time Charter Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Future Minimum Time Charter Revenue
Schedule of future minimum time charter revenue
The future minimum time charter revenue, net of commissions, based on existing vessels committed to non-cancellable period time charter contracts (including fixture recaps) which includes contracted revenue linked to the BPI and BCI index calculated as of December 31, 2023, is as follows:

December 31,
2024	$134,338
2025	56,648
2026	21,398
2027	10,845
2028	9,252
Thereafter	23,005
Total	$255,486